SCHEDULE OF DISAGGREGATION OF NET SALES DISAGGREGATED BY GEOGRAPHY (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Total revenues	$ 1,941	$ 1,941
UNITED STATES
Total revenues	1,901	1,901
CANADA
Total revenues	$ 40	$ 40